Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,293,683)	$ 172,431	$ (477,231)	$ (9,861,909)
Adjustments to reconcile net loss to net cash provided by operating activities
Net change in unrealized (gain) loss from futures and forwards trading	653,330	601,578	(146,893)	178,582
Purchases of securities and certificates of deposit	(13,764,370)	(13,910,424)	(43,044,237)	(78,189,227)
Proceeds from disposition of securities and certificates of deposit	16,349,616	16,400,152	52,486,264	97,421,751
Net realized and change in unrealized loss in securities and certificates of deposit	50,417	123,035	160,371	22,383
Changes in
Trading Advisor management fees payable	(38,583)	(11,109)	14,004	(21,638)
Trading Advisor incentive fees payable	(41,133)		112,352
Commissions and other trading expenses payable on open contracts	(703)	(4,683)	(3,746)	(427)
Cash Manager fees payable	2,064	(5,879)	(7,805)	(2,902)
General Partner management fee payable	(7,991)	(11,716)	(21,050)	(18,459)
Selling Agent fees payable - General Partner	(2,032)	(6,931)	(10,035)	(10,121)
Administrative expenses payable - General Partner	(5,247)	(7,418)	(13,352)	(11,762)
Offering expenses payable - General Partner	(3,866)	(6,964)	(11,043)	(10,243)
Broker dealer custodial fee payable - General Partner	(753)	(280)	(908)	(2,284)
Broker dealer servicing fee payable - General Partner	(268)	(600)	(846)	(788)
Net cash provided by operating activities	1,896,798	3,331,192	9,035,845	9,492,956
Cash flows from financing activities
Subscriptions	1,189,193	3,439,951	5,582,697	10,458,743
Subscriptions received in advance	5,068	271,868	62,372	236,268
Redemptions	(6,978,418)	(13,195,278)	(21,485,308)	(16,576,860)
Net cash used in financing activities	(5,784,157)	(9,483,459)	(15,840,239)	(5,881,849)
Net increasse (decrease) in cash and cash equivalents	(3,887,359)	(6,152,267)	(6,804,394)	3,611,107
Cash and cash equivalents,beginning of year	15,314,416	22,118,810	22,118,810	18,507,703
Cash and cash equivalents, end of year	11,427,057	15,966,543	15,314,416	22,118,810
End of year cash and cash equivalents consists of
Cash in broker trading accounts	8,084,690	10,658,407	10,049,111	19,020,911
Cash and cash equivalents	3,342,367	5,308,136	5,265,305	3,097,899
Cash and cash equivalents, end of year	11,427,057	15,966,543	15,314,416	22,118,810
Supplemental disclosure of cash flow information
Prior period redemptions paid	934,506	634,037	634,037	528,168
Prior period subscriptions received in advance	62,372	236,268	236,268	1,426,321
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 345,441	$ 306,841	$ 934,506	$ 634,037